Income Taxes (Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Foundation contribution	$ 3,216	$ 5,422	$ (12,824)
Fixed assets	1,365	629	1,006
ACL	982	1,617	(197)
FHLB stock dividends	866	1,650	1,432
Mortgage servicing rights	(155)	(521)	(885)
Other, net	(578)	(2,708)	1,821
Deferred income tax expense	$ 5,696	$ 6,089	$ (9,647)